Income Taxes - Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received	$ (69,268)	$ 37,065	$ 69,678
Proceeds from sale of transferable tax credits	91,455	0	0
Income Tax Paid, Federal, before Refund Received	22,200
Puget Sound Energy
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received	(51,630)	$ 67,888	$ 115,680
Proceeds from sale of transferable tax credits	91,500
Income Tax Paid, Federal, before Refund Received	$ 39,800